Award Timing Disclosure		12 Months Ended
		Mar. 31, 2026	Aug. 14, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]		The Company does not have a formal policy regarding the timing of stock option grants. The compensation committee generally grants stock options on a predetermined schedule and does not take material nonpublic information into account when determining the timing or terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Except as set forth below, during the fiscal year ended March 31, 2026, the Company did not grant stock options to any named executive officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that disclosed material nonpublic information.
Award Timing Predetermined [Flag]		false
Award Timing MNPI Considered [Flag]		false
Award Timing, How MNPI Considered [Text Block]		The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Awards Close in Time to MNPI Disclosures [Table Text Block]

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Robert S. Goodman	August 14, 2025	188	$39.00	$39.20	(27	)%(1)

Name			Robert S. Goodman
Number of Securities Underlying the Award | shares			188
Exercise Price of the Award | $ / shares			$ 39.00
Grant Date Fair Value of the Award | $			$ 39.20
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information	[1]		(0.27)

[1]	This award was granted on August 14, 2025, two business days after the Company filed its Quarterly Report on Form 10-Q for the quarter ended June 30, 2025 after market close on August 12, 2025. The percentage change compares the closing price of the common stock on August 12, 2025 ($63.20) with the closing price on August 14, 2025 ($46.40).